Marketable securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable securities [Abstract]
Marketable securities held
Marketable securities held by the Company are equity securities considered to be available-for-sale securities or trading securities.

(In US$ millions)	December 31, 2012	December 31, 2011

Original cost	128	24
Unrealized gain on marketable securities	205	-
Carrying value	333	24

Marketable securities and changes in carrying value
Marketable securities held by us include approximately 81.1% of the partially redeemed Petromena NOK2,000 million bond ("Petromena") and 6.4% of SapuraKencana . Marketable securities and changes in their carrying value are as follows:

(In US$ millions)	Ensco	Petromena	Golden Close	Sapura Kencana	Total

Historic cost at December 31, 2011	5	4	15	-	24
Fair Market value adjustments recognized via OCI	-	-	1	-	1
Fair Market value adjustments recognized via P&L	(1)	-	-	-	(1)
Net book value at December 31, 2011	4	4	16	-	24
Additions	-	-	-	237	237
Fair market value adjustments recognized via OCI	-	-	-	84	84
Release of OCI into profit & loss	-	-	(1)	(84)	(85)
Realization of historic cost	(4)	-	(15)	(113)	(132)
Other than temporary impairments	-	-	-	-	-
Historic cost at Dec 31, 2012	-	4	-	124	128
Fair Market value adjustments recognized via OCI	-	-	-	205	205
Fair Market value adjustments recognized via P&L	-	-	-	-	-
Net book value at December 31, 2012	-	4	-	329	333